Land Use Rights (Tables)	12 Months Ended
Dec. 31, 2020
Land use rights
Land Use Rights
Summary of land use rights

	December 31,	December 31,
	2019	2020
	RMB	RMB
Cost	3,846,660	4,402,470
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(124,481)	(209,213)
Land use right, net	3,707,179	4,178,257